Other Receivables, Net (Details) - USD ($)	Dec. 31, 2018	Jun. 30, 2018
Other Receivables Net [Abstract]
Other receivables	$ 2,412,075	$ 279,339
Less: Allowance for doubtful accounts	(314,722)	(208,097)
Total other receivables, net	$ 2,097,353	$ 71,242